INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 1997 (unaudited)
(expressed in U.S. dollars)

Shares                                                                     Value
           COMMON STOCKS & WARRANTS (98.50%)

           AUSTRALIA (1.7%)
           ENERGY
21,350     Woodside Petroleum, Ltd.                                     $169,828

           GOLD MINES
26,250     RGC, Ltd.                                                      95,190

           MATERIALS
6,935      CRA, Ltd.                                                     103,406
23,715     WMC, Ltd.                                                     140,555
                                                                         -------
                                                                         243,961

           MULTI-INDUSTRY
67,000     Pacific Dunlop, Ltd.                                          180,785
                                                                         -------
           TOTAL AUSTRALIA                                               689,764

           FRANCE (8.6%)
           BANKING
8,300      Banque National de Paris.                                     354,099
3,560      Societe Generale                                              398,910
                                                                         -------
                                                                         753,009

           CAPITAL EQUIPMENT
4,000      Alcatel Alsthom                                               444,787

           CONSUMER DURABLES
1,480      Peugeot SA                                                    147,328

           CONSUMER NON-DURABLES
440        Bongrain SA                                                   166,607
1,190      LVMH                                                          290,542
                                                                         -------
                                                                         457,149

           MEDIA & ADVERTISING
2,040      Canal Plus                                                    368,399
5,240      Havas SA                                                      392,338
3,070      Television Francaise 1                                        296,138
                                                                         -------
                                                                       1,056,875

           RETAIL
582        Comptoirs Modernes                                            271,730

           SERVICES
3,045      Accor SA                                                      436,677
                                                                         -------
           TOTAL FRANCE                                                3,567,555

           GERMANY (9.5%)
           BANKING
16,350     Commerzbank AG                                                438,536
9,110      Depfa Bank AG                                                 495,532
                                                                         -------
                                                                         934,068

           CAPITAL EQUIPMENT
660        Linde A.G.                                                    482,100
1,500      MAN A.G.                                                      432,209
8,020      Siemens AG                                                    434,390
                                                                         -------
                                                                       1,348,699

           ENERGY
7,030      VEBA AG                                                       362,095

           INSURANCE
3,000      Allianz AG                                                    582,053

           MULTI-INDUSTRY
19,200     Metallgesellshaft AG                                          396,905

           PHARMACEUTICALS
3,770      Merck KGaA*                                                   149,555

           RETAIL
1,560      Metro AG*                                                     151,334
                                                                         -------
           TOTAL GERMANY                                               3,924,709
                                                                       ---------

           HONG KONG (4.0%)
           BANKING
36,000     Dao Heng Bank Group, Ltd.                                     171,019

           INSURANCE
157,000    National Mutual Asia, Ltd.                                    162,138

           HONG KONG (continued)
           MATERIALS
396,000    C.P. Pokphand Co.                                            $123,966

           MULTI-INDUSTRY
29,000     Guoco Group, Ltd.                                             137,765
23,000     Hutchison Whampoa, Ltd.                                       170,722
21,000     Jardine Matheson Hldgs., Ltd.                                 115,500
17,000     Swire Pacific, Ltd.                                           131,124
                                                                         555,111

           REAL ESTATE
20,000     Cheung Kong Hldgs., Ltd.                                      175,563
31,000     New World Development
              Co., Ltd.                                                  178,881
15,000     Sun Hung Kai Properties, Ltd.                                 162,654
                                                                         -------
                                                                         517,098

           TELECOMMUNICATIONS
72,800     Hong Kong Telecommunications, Ltd.                            124,991
                                                                         -------
           TOTAL HONG KONG                                             1,654,323

           INDIA (3.0%)
           CONSUMER DURABLES
18,625     Ashok Leyland, Ltd.                                           137,359
5,635      Bajaj Auto, Ltd.                                              185,955
                                                                         -------
                                                                         323,314

           FINANCE
19,900     Industrial Credit & Investment Corp. of India, Ltd.           216,412

           MATERIALS
9,815      Grasim Industries, Ltd.                                       107,965
61,135     Indo Gulf Fertilisers and Chemicals Corp., Ltd.                55,021
17,655     Reliance Industries, Ltd.                                     350,893
5,525      Southern Petrochemicals  Industries Corp., Ltd.                17,266
                                                                          ------
                                                                         531,145

           PHARMACEUTICALS
6,355      Ranbaxy Laboratories, Ltd.                                    157,286
                                                                         -------
           TOTAL INDIA                                                 1,228,157

           INDONESIA (1.5%)
           BANKING
49,000     Bank Bali                                                     117,963
213,938    Bank Dagang Nasional                                          213,498
30,563     Bank Dagang Nasional (Warrants)                                10,691
                                                                          ------
                                                                         342,152

           MATERIALS
40,000     Semen Cibinong                                                118,107

           PHARMACEUTICALS
90,000     Kalbe Farma                                                    88,889

           SERVICES
88,000     Citra Marga Nusaphala Persada                                  76,955
                                                                          ------
           TOTAL INDONESIA                                               626,103

           IRELAND (1.2%)
           CONSUMER NON-DURABLES
200,000    Waterford Wedgewood, Plc.                                     261,183

           PHARMACEUTICALS
7,678      Elan Corp., Plc., ADR*                                        261,052
                                                                         -------
           TOTAL IRELAND                                                 522,235

           ITALY (3.0%)
           BANKING
45,030     Istituto Mobiliare Italiano SpA (IMI) .                       383,584

           ENERGY
78,600     Ente Nazionale
              Idrocarbun SpA (ENI)*                                      398,928

           RETAIL
800        Rinascente SpA (Warrants)*                                        395

           ITALY (continued)
           TELECOMMUNICATIONS
147,100    Telecom Italia Mobile SpA                                     462,647
                                                                         -------
           TOTAL ITALY                                                 1,245,554

           JAPAN (30.3%)
           BANKING
53,000     Asahi Bank, Ltd.                                              324,426
84,000     Daiwa Bank, Ltd.                                              271,320
85,000     Long Term Credit Bank of Japan                                228,345
56,000     Mitsui Trust and Banking Co., Ltd.                            319,408
65,000     Sakura Bank, Ltd.                                             343,601
47,000     Sumitomo Trust and Banking Co., Ltd.                          388,782
                                                                         -------
                                                                       1,875,882

           CAPITAL EQUIPMENT
71,000     Ishikawajima Harina Heavy Industries Co., Ltd.                264,568
44,000     JGC Corp.                                                     227,045
2,200      Kandenko                                                       17,072
13,200     Kurita Water Industries, Ltd.                                 278,694
11,000     Tostem Corp.                                                  258,242
                                                                         -------
                                                                       1,045,621

           CONSUMER ELECTRONICS
12,000     Canon Inc.                                                    284,555
14,000     Canon Sales Co., Inc.                                         290,070
550        Canon Sales Co., Inc. (Warrants)                               53,355
19,000     Sharp Corp.                                                   246,977
4,000      Sony Corp.                                                    291,173
                                                                         -------
                                                                       1,166,130

           CONSUMER NON-DURABLES
9,000      Fuji Photo Film Co.                                           343,877
4,200      Nintendo Co., Ltd.                                            304,739
7,400      Sony Music Entertainment (Japan), Inc.                        254,177
                                                                         -------
                                                                         902,793

           ELECTRIC COMPONENTS
13,000     Denki Kogyo Co., Ltd.                                          88,486
4,800      Kyocera Corp.                                                 287,391
45         Kyocera Corp (Warrants).                                       35,437
4,700      Mabuchi Motor Co., Ltd.                                       238,082
10,000     Matsushita Communications Industrial Co., Ltd.                258,400
33,000     Minebea Co., Ltd.                                             275,574
9,000      Murata Mfg. Co., Ltd.                                         331,823
24,000     NGK Spark Plug Co.                                            240,123
40         NGK Spark Plug Co. (Warrants)                                  21,000
4,000      Rohm Company Ltd.                                             305,038
5,000      TDK Corp.                                                     360,421
                                                                         -------
                                                                       2,441,775

           FINANCE
7,500      Orix Corp.                                                    378,737
43,000     Yamaichi Securities Co., Ltd.                                 112,467
                                                                         -------
                                                                         491,204

           INDUSTRIAL ELECTRONICS
17,000     Hitachi, Ltd.                                                 154,016

           INSURANCE
38,000     Yasuda Fire & Marine Insurance Co.                            176,027

           MATERIALS
15,000     Bridgestone Corp.                                             319,061
83,000     Kawasaki Steel Corp.                                          245,204
65,000     Mitsui Petrochemical Industries                               305,708
20,000     Sumitomo Electric Industries, Ltd.                            271,005
24,000     Tokyo Steel Manufacturing.                                    257,139
                                                                         -------
                                                                       1,398,117

           MULTI-INDUSTRY
101,274    Prospect Japan Fund Ltd.                                      544,854
17,000     Sumitomo Corp.                                                114,373
                                                                         659,227

           JAPAN (continued)
           PHARMACEUTICALS
12,000     Taisho Pharmaceutical                                         296,845
17,000     Yamanouchi Pharmaceutical Co., Ltd.                           362,942
                                                                         -------
                                                                         659,787

           RETAIL
4,500      Autobacs Seven Co., Ltd.                                      299,563
5,000      Ito-Yokado Co., Ltd.                                          239,887
7,000      Kato Denki Co., Ltd.                                           54,043
54,000     Mitsukoshi, Ltd.                                              299,917
                                                                         -------
                                                                         893,410

           SERVICES
141,000    Kawasaki Kisen Kaisha, Ltd.                                   244,377
4,000      Secom Co., Ltd.                                               237,917
                                                                         -------
                                                                         482,294

           TELECOMMUNICATIONS
15,000     Japan Telecom Co., Ltd.                                       244,613
                                                                         -------
           TOTAL JAPAN                                                12,590,896

           MALAYSIA (2.5%)
           FINANCE
166,000    Public Finance, Bhd.                                          253,879

           MULTI-INDUSTRY
158,000    Renong, Bhd.                                                  216,473

           REAL ESTATE
223,000    Bolton Properties, Bhd.                                       353,489
94,000     IOI Properties, Bhd.                                          224,630
                                                                         578,119
           TOTAL MALAYSIA                                              1,048,471

           NETHERLANDS (5.0%)
           FINANCE
13,515     Fortis Amev NV                                                509,856

           MATERIALS
4,600      Akzo Nobel NV                                                 592,619

           MEDIA & ADVERTISING
37,160     Elsevier NV                                                   595,079

           TELECOMMUNICATIONS
11,100     Koninklijke PTT Nederland                                     394,251
                                                                         -------
           TOTAL NETHERLANDS                                           2,091,805

           SOUTH KOREA (2.1%)
           MULTI-INDUSTRY
75,000     CITC Seoul Access Trust*                                      870,750

           SPAIN (3.0%)
           ENERGY
10,700     Repsol SA                                                     448,623

           FINANCE
3,340      Argentaria SA.                                                148,947

           MULTI-INDUSTRY
1,750      Corp Fin Alba                                                 179,542

           UTILITIES
17,630     Telefonica de Espana                                          451,587
                                                                         -------
           TOTAL SPAIN                                                 1,228,699

           SWEDEN (3.5%)
           CAPITAL EQUIPMENT
12,600     Ericsson (LM) Telephone Co., ADR                              398,333

           CONSUMER DURABLES
6,470      Electrolux AB (B free)                                        371,142
6,140      Volvo AB (B free)                                             154,582
                                                                         -------
                                                                         525,724

           FINANCE
13,000     Skandia Forsakrings AB                                        376,178

           MULTI-INDUSTRY
3,090      Investor AB (B free)                                          135,106
                                                                         -------
           TOTAL SWEDEN                                                1,435,341

           SWITZERLAND (5.7%)
           BANKING
4,800      Credit Suisse AG                                              540,533

           CONSUMER DURABLES
660        SMH AG                                                        373,855

           CONSUMER NON-DURABLES
455        Nestle AG                                                     552,507

           INSURANCE
570        Winterthur Insurance                                          409,104

           PHARMACEUTICALS
377        Novartis AG                                                   496,665
                                                                         -------
           TOTAL SWITZERLAND                                           2,372,664

           UNITED KINGDOM (13.9%)
           BANKING
90,000     Bank of Scotland                                              538,250
28,000     Barclays, Plc.                                                520,519
                                                                         -------
                                                                       1,058,769

           ENERGY
56,975     PowerGen, Plc.                                                596,529
55,000     Energy Group, Plc.                                            436,791
                                                                         -------
                                                                       1,033,320

           MATERIALS
26,600     RTZ Corp., Plc.                                               422,496

           MULTI-INDUSTRY
110,000    Inchcape, Plc.                                                488,493

           PHARMACEUTICALS
20,000     Glaxo Wellcome, Plc.                                          393,193

           RETAIL
50,000     Marks & Spencer, Plc.                                         396,272
79,900     Safeway, Plc.                                                 442,882
95,000     Storehoue, Plc.                                               340,276
                                                                         -------
                                                                       1,179,430

           SERVICES
35,000     Railtrack Group, Plc.                                         264,060
38,000     Severn Co., Ltd.                                              464,992
                                                                         -------
                                                                         729,052

           TELECOMMUNICATIONS
58,600     Carlton Communications, Plc.                                  480,577
                                                                         -------
           TOTAL UNITED KINGDOM                                        5,785,330
                                                                       ---------

TOTAL INVESTMENTS (identified cost $41,189,251)
 (a)98.5%  $40,882,356
CASH AND OTHER ASSETS IN EXCESS OF
LIABILITIES 1.5                                                          609,838
NET ASSETS 100.0%                                                    $41,492,194

*   non-income producing security
(a) The aggregate cost for federal income tax purposes is $41,189,251, the aggregate gross unrealized appreciation is $4,062,977 and the aggregate gross unrealized depreciation is $4,369,872 resulting in net unrealized depreciation of $306,895.

See Notes to Financial Statements.

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1997
(unaudited)
(expressed in U.S. dollars)
ASSETS:
         Investments in securities, at value (identified cost
         $41,189,251) (Note 1)                                      $40,882,356
         Cash (including $362,527 in foreign currency)                  376,035
         Receivable for investments sold                                831,608
         Dividends and other receivalbles                               222,173
                                                                 --------------
Total Assets                                                         42,312,172

LIABILITIES:
         Payables for:
           Investments purchased                                        787,710
           Foreign withholding taxes                                     32,268
                                                                 --------------
Total Liabilities                                                       819,978
                                                                 --------------

NET ASSETS $41,492,194 Net Assets Consist of:
         Paid-in capital                                            $41,799,935
         Net unrealized appreciation                                   (307,741)
                                                                 --------------
Net Assets                                                          $41,492,194
                                                                 --------------



See notes to financial statements

INTERNATIONAL EQUITY PORTFOLIO STATEMENT OF OPERATIONS For the Six Months April 30, 1997 (Unaudited) (Expressed in US Dollars)

INVESTMENT INCOME:
     Income:
       Dividends (net of foreign withholding tax of $58,107)           $273,053
                                                                       --------
     Expenses:
       Investment advisory fee (Note 2)                                 133,377
       Expense reimbursement fee (Note 2)                                44,796
       Administrative fee (Note 2)                                        7,182
       Amortization of organization expenses (Note 1)                     2,593
                                                                    -----------

       Total Expenses                                                   187,948
                                                                    -----------
       Net Investment Income                                             85,105
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3)
     Net realized gain on:
       Investments                                                      924,827
       Foreign exchange transactions                                   (464,039)
                                                                    -----------
                                                                        460,788
                                                                    -----------
     Net change in unrealized appreciation on:
       Investments                                                     (991,021)
       Foreign currency translations                                   (347,126)
                                                                    -----------
                                                                     (1,338,147)
                                                                    -----------
       Net Realized and Unrealized Loss                                (877,359)
                                                                    -----------

Net Decrease in Net Assets Resulting from Operations                 $(792,254)
                                                                     ----------

                        See notes to financial statements


INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
(unaudited)
(expressed in U.S. dollars)


                                                                     For the six         For the year
                                                                    months ended                ended
                                                                  APRIL 30, 1997     OCTOBER 31, 1996
INCREASE IN NET ASSETS:
     Operations:
       Net investment income                                             $85,105             $237,627
       Net realized gain on investments and foreign
       exchange transactions                                             460,788            1,907,166
       Net change in unrealized appreciation (depreciation)
         on investments and foreign currency translations            (1,338,147)            1,134,561
                                                                    -----------            ----------

         Net increase in net assets resulting from operations          (792,254)            3,279,354
                                                                   ------------            ----------

     Capital Transactions:
       Proceeds from contributions                                     2,800,000            9,914,234
       Value of withdrawals                                                   --           (1,900,000)
                                                                   ------------           -----------
         Net increase in net assets resulting from
           capital transactions                                        2,800,000            8,014,234
                                                                   -------------          -----------

           Total increase in net assets                                2,007,746           11,293,588

NET ASSETS:
     Beginning of period                                              39,484,448           28,190,860
                                                                    ------------         ------------

     End of period                                                   $44,168,488          $39,484,448
                                                                     ===========          ===========


                        See notes to financial statements


INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
(expressed in U.S. dollars)


                                                                                            For the period
                                                                                             April 1, 1995
                                                   For the six          For the year      (commencement of
                                                  months ended                 ended        operations) to
                                                APRIL 30, 1997      OCTOBER 31, 1996      OCTOBER 31, 1995
                                             -----------------    ------------------    ------------------

Supplemental Data:
     Portfolio turnover rate                               36%                   56%                   23%
     Average commission rate paid
       per share*                                      $0.0188               $0.0191               $0.0152


* Most foreign securities markets do not charge commissions based on a rate per share but as a percentage of the principal value of the transaction. As a result, the above rate is not indicative of the commission arrangements currently in effect.



                       See notes to financial statements.

                     INTERNATIONAL EQUITY PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                           (EXPRESSED IN U.S. DOLLARS)
                                   (UNAUDITED)

     1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on April 1, 1995. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

    The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

         A. VALUATION OF INVESTMENTS. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

         B. FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. The Portfolio isolates that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or

                    INTERNATIONAL EQUITY PORTFOLIO
                NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                        (EXPRESSED IN U.S. DOLLARS)
                               (UNAUDITED)

         depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

         C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

         D. ACCOUNTING FOR INVESTMENTS. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

         E. FEDERAL INCOME TAXES. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains.

         F. DEFERRED ORGANIZATION EXPENSES. Expenses incurred by the Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.

         2.  TRANSACTIONS WITH AFFILIATES.

         INVESTMENT ADVISORY FEE. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the six months ended April 30, 1997, the Portfolio incurred $133,377 for advisory services.

         ADMINISTRATIVE FEE. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Limited (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon. For the six months ended April 30, 1997, the Portfolio incurred $7,182 for administrative services.

                     INTERNATIONAL EQUITY PORTFOLIO
                NOTES TO FINANCIAL STATEMENT (CONTINUED)
                       (EXPRESSED IN U.S. DOLLARS)
                                (UNAUDITED)

         EXPENSE REIMBURSEMENT FEE. Brown Brothers Harriman Trust Company (Cayman) Limited pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.90% of the Portfolio's average daily net assets. For the six months ended April 30, 1997, Brown Brothers Harriman Trust Company (Cayman) Limited incurred $84,274 in expenses on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by Brown Brothers Harriman Trust Co. (Cayman) Limited thereunder equals the aggregate amount of expenses paid by Brown Brother Harriman Trust Company (Cayman) Limited thereunder.

         3. INVESTMENT TRANSACTIONS. For the six months ended April 30, 1997, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $16,069,023 and $ 14,222,988, respectively. There were no purchases or sales of U.S. government obligations during the period. Custody fees for the Portfolio paid pursuant to the expense reimbursement agreement were reduced by approximately $16,400 as a result of an expense offset arrangement with the Portfolio's custodian.